Ultimate controlling party	12 Months Ended
Jun. 30, 2026
Ultimate Controlling Party
Ultimate controlling party

36. Ultimate controlling party

Since June 30, 2021, the Company no longer has an ultimate controlling party.

In prior periods, the ultimate controlling party and the results into which these financials were consolidated was AWN, a company registered in Australia.